Business combinations and capital reorganization - Additional Information (Details) € / shares in Units, $ / shares in Units, € in Thousands, $ in Thousands				12 Months Ended
	Mar. 16, 2022 EUR (€) € / shares shares	Mar. 16, 2022 USD ($) shares	Mar. 15, 2022	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Jun. 07, 2022 EUR (€) associate	Mar. 16, 2022 USD ($) $ / shares shares	Mar. 12, 2022 shares
Disclosure of detailed information about business combination [line items]
Percentage of voting interest sold	100.00%							100.00%
Conversion of debt to equity	€ 101,931
Equity contribution (Spartan shareholders)	€ 87,597					€ 87,597
Transaction costs					€ 0	7,190
Share issue related cost				€ 0
Share Capital increase on conversion (in shares) | shares	235,935,061	235,935,061
Exchange with shares no cash contribution made (in shares) | shares	1,902,702							1,902,702	1,902,702
General and administrative expenses
Disclosure of detailed information about business combination [line items]
Share-based payment expenses - SPAC Transaction	€ 158,714			€ 0	€ 0	€ 158,714
Spartan
Disclosure of detailed information about business combination [line items]
Fair value of assets (liabilities)	(71,117)
MOMA
Disclosure of detailed information about business combination [line items]
Percentage of acquired							100.00%
Number of purchase and sale agreements entered into | associate							2
Consideration transferred							€ 59,986
Identifiable assets acquired (liabilities assumed)							49,262
Goodwill recognised as of acquisition date							€ 10,724
Spartan
Disclosure of detailed information about business combination [line items]
Cash held in trust	9,987							$ 11,080
Cash and cash equivalents	10,079
Receivable balances	5,185
Warrant liability	42,253
Transaction costs liability	€ 44,128
Allego Holding
Disclosure of detailed information about business combination [line items]
Number of shares exchanged for shares in new company (in share) | shares	124	124
Mega-E Group | Subsidiaries Other Than GreenToWheel
Disclosure of detailed information about business combination [line items]
Interest in subsidiaries percentage			100.00%
Mega-E Group | GreenToWheel
Disclosure of detailed information about business combination [line items]
Interest in subsidiaries percentage			80.00%
Proportion of ownership interests held by non-controlling interests			20.00%
Combined Company
Disclosure of detailed information about business combination [line items]
Percentage of acquired	100.00%							100.00%
Business combination agreement gross proceeds received	€ 146,035	$ 161,080
Proceeds from PIPE offering through issuance of common stock	€ 136,048	$ 150,000
Common stock issued price per share (in EURO and USD per share) | (per share)	€ 9.07							$ 10.00
Percentage of voting interest retained	82.00%							82.00%